Consolidated Statement of Shareholder's Interest - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' interest attributable to noncontrolling interest	$ 0		$ 1		$ 0	$ 1	$ 0
Total shareholder’s interest	12,803		11,714		12,803	11,714	11,367
Shareholder's Interest [Roll Forward]
Balance at beginning of period		$ 11,713		$ 11,367	11,713	11,367	10,604
Net income	333	358	352	306	1,373	1,363	1,705
Net Income (Loss) Attributable to Noncontrolling Interest					0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest					1,373	1,363	1,705
Other comprehensive income/(loss), net of tax					(283)	(766)	(547)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent					(283)	(767)	(547)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest					0	1	0
Distributions declared					(1)	(250)	(395)
Balance at end of period	12,803		11,713		12,803	11,713	11,367
Shareholder's Interest [Member]
Shareholder's Interest [Roll Forward]
Balance at beginning of period		5,227		5,227	5,227	5,227	5,217
Net income					0	0	0
Other comprehensive income/(loss), net of tax					0	0	10
Distributions declared					0	0	0
Balance at end of period	5,227		5,227		5,227	5,227	5,227
Accumulated Other Comprehensive Income/(Loss) (Note11) [Member]
Shareholder's Interest [Roll Forward]
Balance at beginning of period		(607)		160	(607)	160	717
Net income					0	0	0
Other comprehensive income/(loss), net of tax					(283)	(767)	(557)
Distributions declared					0	0	0
Balance at end of period	(890)		(607)		(890)	(607)	160
Retained Earnings [Member]
Shareholder's Interest [Roll Forward]
Balance at beginning of period		$ 7,093		$ 5,980	7,093	5,980	4,670
Net income					1,373	1,363	1,705
Other comprehensive income/(loss), net of tax					0	0	0
Distributions declared					0	(250)	(395)
Balance at end of period	$ 8,466		$ 7,093		8,466	7,093	5,980
Noncontrolling Interest [Member]
Shareholder's Interest [Roll Forward]
Distributions declared					(1)	0	0
Parent [Member]
Shareholder's Interest [Roll Forward]
Distributions declared					$ 0	$ (250)	$ (395)